Deposits (Table)	12 Months Ended
Dec. 31, 2014
Deposits.
Schedule summarized of the deposits

	December 31,
	2014	2013
Noninterest-bearing demand accounts	$251,124	$218,990
Interest-bearing demand accounts	57,556	40,178
Savings accounts	6,101	5,286
Limited access money market accounts	227,074	210,131
Certificates of deposit, greater than $100	79,517	81,478
Certificates of deposit, less than $100	17,371	17,875

	$638,743	$573,938

Scheduled maturities of certificate of deposits

        As of December 31, 2014, the scheduled maturities of certificates of deposit were as follows:

Year	Amount
2015	$84,304
2016	6,322
2017	2,201
2018	2,361
2019	1,700

$96,888